Share-Based Compensation - Summary of the Option Unit Activity (Details) - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
2021 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, grant outstanding beginning balance		0
Number of units, exchange for options in the company		3,222,790
Number of units, grant outstanding ending balance		3,222,790	3,222,790
Number of units, vested		343,926	343,926
Number of units, unvested		2,878,864	2,878,864
Weighted average exercise price, grant outstanding beginning balance		$ 0
Weighted average exercise price, exchanged for options		15.00
Weighted average exercise price, grant outstanding ending balance		15.00	$ 15.00
Weighted average exercise price, grants vested		15.00	15.00
Weighted average exercise price, grants unvested		$ 15.00	$ 15.00
Predecessor Plan [Member] | Class B Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, grant outstanding beginning balance	331,666			331,666	331,666
Number of units, forfeited	0				0
Number of units, grant outstanding ending balance	331,666				331,666
Number of units, vested	271,666
Number of units, unvested	60,000
Weighted average exercise price, grant outstanding beginning balance	$ 1.45			$ 1.45	$ 1.45
Weighted average exercise price, forefeited	0				0
Weighted average exercise price, grant outstanding ending balance	1.45				$ 1.45
Weighted average exercise price, grants vested	1.45
Weighted average exercise price, grants unvested	$ 1.45
Predecessor Plan [Member] | Class C Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, grant outstanding beginning balance	3,788,768			3,716,268	3,792,205
Number of units, forfeited	(72,500)				(3,437)
Number of units, grant outstanding ending balance	3,716,268				3,788,768
Number of units, vested	3,206,998
Number of units, unvested	509,270
Weighted average exercise price, grant outstanding beginning balance	$ 2.00			$ 2.00	$ 2.00
Weighted average exercise price, forefeited	2.00				2.00
Weighted average exercise price, grant outstanding ending balance	2.00				$ 2.00
Weighted average exercise price, grants vested	2.00
Weighted average exercise price, grants unvested	$ 2.00
First Advantage Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, grant outstanding beginning balance			0
Number of units, exercised			(28,262)
Number of units, forfeited			(283,816)
Number of units, exchange for options in the company			3,938,491
Number of units, grant outstanding ending balance		3,626,413	3,626,413	0
Number of units, vested		349,018	349,018
Number of units, unvested		3,277,395	3,277,395
Weighted average exercise price, grant outstanding beginning balance			$ 0
Weighted average exercise price, issued			6.65
Weighted average exercise price, exercised			6.61
Weighted average exercise price, forefeited			6.61
Weighted average exercise price, grant outstanding ending balance		$ 6.63	6.63	$ 0
Weighted average exercise price, grants vested		6.61	6.61
Weighted average exercise price, grants unvested		$ 6.63	$ 6.63
Fastball Holdco L P [Member] | Class B Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, grant outstanding beginning balance			2,733,734	0
Number of units, issued				2,867,694
Number of units, exercised			(24,112)
Number of units, forfeited			(107,168)	(133,960)
Number of units, exchange for options in the company			(2,602,454)
Number of units, grant outstanding ending balance	0	0	0	2,733,734
Number of units, vested				0
Number of units, unvested				2,733,734
Weighted average exercise price, grant outstanding beginning balance			$ 10.06	$ 0
Weighted average exercise price, issued				10.06
Weighted average exercise price, exercised			10.00
Weighted average exercise price, forefeited			10.00	10.00
Weighted average exercise price, exchanged for options			$ 10.07
Weighted average exercise price, grant outstanding ending balance	$ 0			10.06
Weighted average exercise price, grants vested				0
Weighted average exercise price, grants unvested				$ 10.06